LOANS, NET - Gross balance of loan portfolio (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 114,807,958
Balances at the end of the period	136,663,825	S/ 114,807,958
Stage 1 [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,100,767
Transfer to Stage 2	(1,609,050)
Transfer to Stage 3	(133,165)
Transfer from Stage 2	1,091,153
Transfer from Stage 3	78,457
Transfers between classes of loans	0
Change in PDs, LGDs, EADs	207,652
New loans, liquidation and write-offs, net	1,034,919
Sale of loan portfolio	0
Exchange differences and others	74,329
Balances at the end of the period	1,845,062	1,100,767
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	119,746,457	113,208,189
Transfer to Stage 2	(30,936,130)	(2,698,325)
Transfer to Stage 3	(2,407,660)	(1,451,648)
Transfer from Stage 2	12,041,149	2,846,034
Transfer from Stage 3	358,737	57,325
Transfers between classes of loans	0	0
New loans, liquidation and write-offs, net	22,299,715	7,522,298
Sale of loan portfolio	0	0
Exchange differences and others	2,889,139	(386,694)
Acquisition of business		649,278
Balances at the end of the period	123,991,407	119,746,457
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,100,767
Transfer to Stage 2		(54,290)
Transfer to Stage 3		(140,366)
Transfer from Stage 2		197,124
Transfer from Stage 3		42,132
Transfers between classes of loans		0
New loans, liquidation and write-offs, net		(125,447)
Sale of loan portfolio		0
Exchange differences and others		(15,259)
Acquisition of business		28,387
Balances at the end of the period		1,100,767
Stage 2 [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	955,210
Transfer to Stage 1	(1,091,153)
Transfer to Stage 3	(1,063,668)
Transfer from Stage 1	1,609,050
Transfer from Stage 3	155,841
Change in PDs, LGDs, EADs	2,779,836
New loans, liquidation and write-offs, net	(537,422)
Exchange differences and others	4,551
Balances at the end of the period	2,812,245	955,210
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	9,711,842	12,177,920
Transfer to Stage 1	(12,041,149)	(2,846,034)
Transfer to Stage 3	(4,204,047)	(899,533)
Transfer from Stage 1	30,936,130	2,698,325
Transfer from Stage 3	466,940	42,861
Transfers between classes of loans		0
New loans, liquidation and write-offs, net	(2,564,267)	(1,473,674)
Sale of loan portfolio	0	0
Exchange differences and others	181,293	(21,777)
Acquisition of business		33,754
Balances at the end of the period	22,486,742	9,711,842
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	955,210
Transfer to Stage 1		(197,124)
Transfer to Stage 3		(112,694)
Transfer from Stage 1		54,290
Transfer from Stage 3		36,108
Transfers between classes of loans		0
New loans, liquidation and write-offs, net		(276,853)
Sale of loan portfolio		0
Exchange differences and others		(567)
Acquisition of business		12,442
Balances at the end of the period		955,210
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	6,965,916	6,316,754
Transfer to Stage 1	(358,737)	(57,325)
Transfer to Stage 2	(466,940)	(42,861)
Transfer from Stage 1	2,407,660	1,451,648
Transfer from Stage 2	4,204,047	899,533
Transfers between classes of loans	0	0
New loans, liquidation and write-offs, net	(1,281,891)	(1,512,779)
Sale of loan portfolio	(30,646)	(151,781)
Exchange differences and others	175,420	(24,200)
Acquisition of business		86,927
Balances at the end of the period	11,614,829	6,965,916
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,451,782
Transfer to Stage 1	(78,457)
Transfer to Stage 2	(155,841)
Transfer from Stage 1	133,165
Transfer from Stage 2	1,063,882
Change in PDs, LGDs, EADs	3,221,454
New loans, liquidation and write-offs, net	(1,895,268)
Sale of loan portfolio	(23,490)
Exchange differences and others	61,303
Balances at the end of the period	5,778,530	3,451,782
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,451,782
Transfer to Stage 1		(42,132)
Transfer to Stage 2		(36,108)
Transfer from Stage 1		140,366
Transfer from Stage 2		112,694
New loans, liquidation and write-offs, net		(1,088,947)
Sale of loan portfolio		(111,312)
Exchange differences and others		(74,909)
Acquisition of business		77,274
Balances at the end of the period		3,451,782
Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	5,507,759
New loans and liquidation, net	(128,653)
Change in PDs, LGDs, EADs	6,208,942
Write-offs	(1,269,118)
Sale of loan portfolio	(23,490)
Exchange differences and others	140,183
Balances at the end of the period	10,435,623	5,507,759
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	136,424,215	131,702,863
Transfers between classes of loans		0
New loans and liquidation, net	19,647,327	6,077,010
Write-offs	(1,193,770)	(1,541,165)
Sale of loan portfolio	(30,646)	(151,781)
Exchange differences and others	3,245,852	(432,671)
Acquisition of business		769,959
Balances at the end of the period	158,092,978	136,424,215
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
New loans and liquidation, net		331,672
Write-offs		(1,822,919)
Sale of loan portfolio		(111,312)
Exchange differences and others		(90,735)
Acquisition of business		118,103
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	63,097,073
Balances at the end of the period	79,899,769	63,097,073
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	75,838,248	74,210,068
Transfer to Stage 2	(11,454,423)	(1,157,585)
Transfer to Stage 3	(1,156,992)	(569,032)
Transfer from Stage 2	6,357,672	1,511,304
Transfer from Stage 3	208,847	13,724
Transfers between classes of loans	3,077,315	370,433
New loans, liquidation and write-offs, net	9,161,013	1,608,096
Sale of loan portfolio	0	0
Exchange differences and others	2,335,115	(312,259)
Acquisition of business		163,499
Balances at the end of the period	84,366,795	75,838,248
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	388,685
Transfer to Stage 2	(319,248)
Transfer to Stage 3	(22,486)
Transfer from Stage 2	316,999
Transfer from Stage 3	17,175
Transfers between classes of loans	155,568
Change in PDs, LGDs, EADs	107,989
New loans, liquidation and write-offs, net	30,824
Sale of loan portfolio	0
Exchange differences and others	45,997
Balances at the end of the period	721,503	388,685
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	388,685
Transfer to Stage 2		(11,258)
Transfer to Stage 3		(9,281)
Transfer from Stage 2		41,033
Transfer from Stage 3		9,492
Transfers between classes of loans		4,886
New loans, liquidation and write-offs, net		36,768
Sale of loan portfolio		0
Exchange differences and others		(8,834)
Acquisition of business		3,130
Balances at the end of the period		388,685
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	4,883,039	7,530,106
Transfer to Stage 1	(6,357,672)	(1,511,304)
Transfer to Stage 3	(1,690,324)	(381,261)
Transfer from Stage 1	11,454,423	1,157,585
Transfer from Stage 3	301,053	8,894
Transfers between classes of loans	915,980	54,299
New loans, liquidation and write-offs, net	421,704	(1,960,025)
Sale of loan portfolio	0	0
Exchange differences and others	161,956	(20,022)
Acquisition of business		4,767
Balances at the end of the period	10,090,159	4,883,039
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	166,135
Transfer to Stage 1	(316,999)
Transfer to Stage 3	(117,858)
Transfer from Stage 1	319,248
Transfer from Stage 3	42,832
Transfers between classes of loans	91,534
Change in PDs, LGDs, EADs	473,890
New loans, liquidation and write-offs, net	4,911
Exchange differences and others	2,523
Balances at the end of the period	666,216	166,135
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	166,135
Transfer to Stage 1		(41,033)
Transfer to Stage 3		(21,988)
Transfer from Stage 1		11,258
Transfer from Stage 3		6,102
Transfers between classes of loans		994
New loans, liquidation and write-offs, net		(4,601)
Sale of loan portfolio		0
Exchange differences and others		(511)
Acquisition of business		1,638
Balances at the end of the period		166,135
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,771,417	3,398,900
Transfer to Stage 1	(208,847)	(13,724)
Transfer to Stage 2	(301,053)	(8,894)
Transfer from Stage 1	1,156,992	569,032
Transfer from Stage 2	1,690,324	381,261
Transfers between classes of loans	9,933	(33,193)
New loans, liquidation and write-offs, net	606,823	(446,188)
Sale of loan portfolio	(14,938)	(72,219)
Exchange differences and others	139,830	(18,719)
Acquisition of business		15,161
Balances at the end of the period	6,850,481	3,771,417
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,315,227
Transfer to Stage 1	(17,175)
Transfer to Stage 2	(42,832)
Transfer from Stage 1	22,486
Transfer from Stage 2	118,072
Transfers between classes of loans	(22,478)
Change in PDs, LGDs, EADs	989,400
New loans, liquidation and write-offs, net	(154,589)
Sale of loan portfolio	(13,124)
Exchange differences and others	34,440
Balances at the end of the period	2,229,427	1,315,227
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,315,227
Transfer to Stage 1		(9,492)
Transfer to Stage 2		(6,102)
Transfer from Stage 1		9,281
Transfer from Stage 2		21,988
Transfers between classes of loans		(33,973)
New loans, liquidation and write-offs, net		(275,028)
Sale of loan portfolio		(55,783)
Exchange differences and others		(6,348)
Acquisition of business		13,828
Balances at the end of the period		1,315,227
Commercial loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,870,047
Transfers between classes of loans	224,624
New loans and liquidation, net	22,815
Change in PDs, LGDs, EADs	1,571,279
Write-offs	(141,669)
Sale of loan portfolio	(13,124)
Exchange differences and others	82,960
Balances at the end of the period	3,616,932	1,870,047
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	84,492,704	85,139,074
Transfers between classes of loans	4,003,228	391,539
New loans and liquidation, net	10,305,011	(683,077)
Write-offs	(115,471)	(115,040)
Sale of loan portfolio	(14,938)	(72,219)
Exchange differences and others	2,636,901	(351,000)
Acquisition of business		183,427
Balances at the end of the period	101,307,435	84,492,704
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		(28,093)
New loans and liquidation, net		(61,341)
Write-offs		(181,520)
Sale of loan portfolio		(55,783)
Exchange differences and others		(15,693)
Acquisition of business		18,596
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	17,903,028	16,049,110
Transfer to Stage 2	(2,119,501)	(411,622)
Transfer to Stage 3	(85,736)	(135,231)
Transfer from Stage 2	965,659	315,586
Transfer from Stage 3	10,610	12,980
Transfers between classes of loans	7,965	2,633
New loans, liquidation and write-offs, net	1,064,765	2,108,051
Sale of loan portfolio	0	0
Exchange differences and others	316,525	(64,077)
Acquisition of business		25,598
Balances at the end of the period	18,063,315	17,903,028
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	38,085
Transfer to Stage 2	(43,170)
Transfer to Stage 3	(1,721)
Transfer from Stage 2	31,320
Transfer from Stage 3	4,980
Transfers between classes of loans	258
Change in PDs, LGDs, EADs	92,322
New loans, liquidation and write-offs, net	30,797
Sale of loan portfolio	0
Exchange differences and others	5,064
Balances at the end of the period	157,935	38,085
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	38,085
Transfer to Stage 2		(2,069)
Transfer to Stage 3		(726)
Transfer from Stage 2		7,857
Transfer from Stage 3		6,178
Transfers between classes of loans		134
New loans, liquidation and write-offs, net		6,850
Sale of loan portfolio		0
Exchange differences and others		(490)
Acquisition of business		547
Balances at the end of the period		38,085
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	778,702	762,549
Transfer to Stage 1	(965,659)	(315,586)
Transfer to Stage 3	(276,415)	(142,954)
Transfer from Stage 1	2,119,501	411,622
Transfer from Stage 3	7,597	4,840
Transfers between classes of loans	173	155
New loans, liquidation and write-offs, net	(317,002)	59,553
Sale of loan portfolio	0	0
Exchange differences and others	13,563	(1,813)
Acquisition of business		336
Balances at the end of the period	1,360,460	778,702
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	25,684
Transfer to Stage 1	(31,320)
Transfer to Stage 3	(19,698)
Transfer from Stage 1	43,170
Transfer from Stage 3	3,977
Transfers between classes of loans	4
Change in PDs, LGDs, EADs	113,363
New loans, liquidation and write-offs, net	(24,980)
Exchange differences and others	1,539
Balances at the end of the period	111,739	25,684
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	25,684
Transfer to Stage 1		(7,857)
Transfer to Stage 3		(4,562)
Transfer from Stage 1		2,069
Transfer from Stage 3		2,434
Transfers between classes of loans		42
New loans, liquidation and write-offs, net		2,780
Sale of loan portfolio		0
Exchange differences and others		(100)
Acquisition of business		65
Balances at the end of the period		25,684
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	994,991	959,033
Transfer to Stage 1	(10,610)	(12,980)
Transfer to Stage 2	(7,597)	(4,840)
Transfer from Stage 1	85,736	135,231
Transfer from Stage 2	276,415	142,954
Transfers between classes of loans	1	0
New loans, liquidation and write-offs, net	(207,041)	(179,012)
Sale of loan portfolio	(8,167)	(41,080)
Exchange differences and others	20,877	(4,634)
Acquisition of business		319
Balances at the end of the period	1,144,605	994,991
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	472,711
Transfer to Stage 1	(4,980)
Transfer to Stage 2	(3,977)
Transfer from Stage 1	1,721
Transfer from Stage 2	19,698
Transfers between classes of loans	1
Change in PDs, LGDs, EADs	247,475
New loans, liquidation and write-offs, net	(102,806)
Sale of loan portfolio	(4,523)
Exchange differences and others	14,430
Balances at the end of the period	639,750	472,711
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	472,711
Transfer to Stage 1		(6,178)
Transfer to Stage 2		(2,434)
Transfer from Stage 1		726
Transfer from Stage 2		4,562
New loans, liquidation and write-offs, net		(101,740)
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,245)
Acquisition of business		193
Balances at the end of the period		472,711
Residential mortgage loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	536,480
Transfers between classes of loans	263
New loans and liquidation, net	(50,470)
Change in PDs, LGDs, EADs	453,160
Write-offs	(46,519)
Sale of loan portfolio	(4,523)
Exchange differences and others	21,033
Balances at the end of the period	909,424	536,480
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	19,676,721	17,770,692
Transfers between classes of loans	8,139	2,788
New loans and liquidation, net	580,584	2,000,263
Write-offs	(39,862)	(11,671)
Sale of loan portfolio	(8,167)	(41,080)
Exchange differences and others	350,965	(70,524)
Acquisition of business		26,253
Balances at the end of the period	20,568,380	19,676,721
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		176
New loans and liquidation, net		(49,190)
Write-offs		(42,920)
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,835)
Acquisition of business		805
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	13,782,323	12,236,140
Transfer to Stage 2	(12,403,714)	(504,971)
Transfer to Stage 3	(395,404)	(440,088)
Transfer from Stage 2	2,699,000	491,781
Transfer from Stage 3	117,762	12,896
Transfers between classes of loans	(3,006,249)	(355,466)
New loans, liquidation and write-offs, net	10,635,242	1,973,561
Sale of loan portfolio	0	0
Exchange differences and others	151,833	(462)
Acquisition of business		368,932
Balances at the end of the period	11,580,793	13,782,323
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	425,642
Transfer to Stage 2	(854,632)
Transfer to Stage 3	(63,397)
Transfer from Stage 2	324,242
Transfer from Stage 3	26,997
Transfers between classes of loans	(14,574)
Change in PDs, LGDs, EADs	199,197
New loans, liquidation and write-offs, net	551,140
Sale of loan portfolio	0
Exchange differences and others	15,573
Balances at the end of the period	610,188	425,642
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	425,642
Transfer to Stage 2		(22,272)
Transfer to Stage 3		(49,368)
Transfer from Stage 2		57,319
Transfer from Stage 3		9,631
Transfers between classes of loans		(6,511)
New loans, liquidation and write-offs, net		(71,852)
Sale of loan portfolio		0
Exchange differences and others		(5,759)
Acquisition of business		22,467
Balances at the end of the period		425,642
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,839,597	1,965,061
Transfer to Stage 1	(2,699,000)	(491,781)
Transfer to Stage 3	(1,001,599)	(208,610)
Transfer from Stage 1	12,403,714	504,971
Transfer from Stage 3	95,468	6,320
Transfers between classes of loans	(906,426)	(53,193)
New loans, liquidation and write-offs, net	(1,283,205)	95,835
Sale of loan portfolio	0	0
Exchange differences and others	3,398	(311)
Acquisition of business		21,305
Balances at the end of the period	8,451,947	1,839,597
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	249,960
Transfer to Stage 1	(324,242)
Transfer to Stage 3	(275,227)
Transfer from Stage 1	854,632
Transfer from Stage 3	51,478
Transfers between classes of loans	(88,758)
Change in PDs, LGDs, EADs	851,228
New loans, liquidation and write-offs, net	(231,405)
Exchange differences and others	312
Balances at the end of the period	1,087,978	249,960
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	249,960
Transfer to Stage 1		(57,319)
Transfer to Stage 3		(43,113)
Transfer from Stage 1		22,272
Transfer from Stage 3		5,576
Transfers between classes of loans		(956)
New loans, liquidation and write-offs, net		(121,662)
Sale of loan portfolio		0
Exchange differences and others		63
Acquisition of business		8,960
Balances at the end of the period		249,960
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,350,858	1,257,956
Transfer to Stage 1	(117,762)	(12,896)
Transfer to Stage 2	(95,468)	(6,320)
Transfer from Stage 1	395,404	440,088
Transfer from Stage 2	1,001,599	208,610
Transfers between classes of loans	2,738	32,745
New loans, liquidation and write-offs, net	(566,112)	(591,241)
Sale of loan portfolio	(3,934)	(33,262)
Exchange differences and others	11,125	(366)
Acquisition of business		55,544
Balances at the end of the period	1,978,448	1,350,858
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	960,885
Transfer to Stage 1	(26,997)
Transfer to Stage 2	(51,478)
Transfer from Stage 1	63,397
Transfer from Stage 2	275,227
Transfers between classes of loans	31,414
Change in PDs, LGDs, EADs	870,928
New loans, liquidation and write-offs, net	(683,408)
Sale of loan portfolio	(3,511)
Exchange differences and others	9,531
Balances at the end of the period	1,445,988	960,885
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	960,885
Transfer to Stage 1		(9,631)
Transfer to Stage 2		(5,576)
Transfer from Stage 1		49,368
Transfer from Stage 2		43,113
Transfers between classes of loans		32,878
New loans, liquidation and write-offs, net		(457,093)
Sale of loan portfolio		(27,267)
Exchange differences and others		(22,688)
Acquisition of business		50,605
Balances at the end of the period		960,885
Micro-business loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,636,487
Transfers between classes of loans	(71,918)
New loans and liquidation, net	165,595
Change in PDs, LGDs, EADs	1,921,353
Write-offs	(529,268)
Sale of loan portfolio	(3,511)
Exchange differences and others	25,416
Balances at the end of the period	3,144,154	1,636,487
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	16,972,778	15,459,157
Transfers between classes of loans	(3,909,937)	(375,914)
New loans and liquidation, net	9,292,398	2,144,661
Write-offs	(506,473)	(666,506)
Sale of loan portfolio	(3,934)	(33,262)
Exchange differences and others	166,356	(1,139)
Acquisition of business		445,781
Balances at the end of the period	22,011,188	16,972,778
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		25,411
New loans and liquidation, net		166,279
Write-offs		(816,886)
Sale of loan portfolio		(27,267)
Exchange differences and others		(28,384)
Acquisition of business		82,032
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	15,281,239
Balances at the end of the period	14,205,774	15,281,239
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	12,222,858	10,712,871
Transfer to Stage 2	(4,958,492)	(624,147)
Transfer to Stage 3	(769,528)	(307,297)
Transfer from Stage 2	2,018,818	527,363
Transfer from Stage 3	21,518	17,725
Transfers between classes of loans	(79,031)	(17,600)
New loans, liquidation and write-offs, net	1,438,695	1,832,590
Sale of loan portfolio	0	0
Exchange differences and others	85,666	(9,896)
Acquisition of business		91,249
Balances at the end of the period	9,980,504	12,222,858
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	248,355
Transfer to Stage 2	(392,000)
Transfer to Stage 3	(45,561)
Transfer from Stage 2	418,592
Transfer from Stage 3	29,305
Transfers between classes of loans	(141,252)
Change in PDs, LGDs, EADs	(191,856)
New loans, liquidation and write-offs, net	422,158
Sale of loan portfolio	0
Exchange differences and others	7,695
Balances at the end of the period	355,436	248,355
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	248,355
Transfer to Stage 2		(18,691)
Transfer to Stage 3		(80,991)
Transfer from Stage 2		90,915
Transfer from Stage 3		16,831
Transfers between classes of loans		1,491
New loans, liquidation and write-offs, net		(97,213)
Sale of loan portfolio		0
Exchange differences and others		(176)
Acquisition of business		2,243
Balances at the end of the period		248,355
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	2,210,504	1,920,204
Transfer to Stage 1	(2,018,818)	(527,363)
Transfer to Stage 3	(1,235,709)	(166,708)
Transfer from Stage 1	4,958,492	624,147
Transfer from Stage 3	62,822	22,807
Transfers between classes of loans	(9,727)	(1,261)
New loans, liquidation and write-offs, net	(1,385,764)	330,963
Sale of loan portfolio	0	0
Exchange differences and others	2,376	369
Acquisition of business		7,346
Balances at the end of the period	2,584,176	2,210,504
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	513,431
Transfer to Stage 1	(418,592)
Transfer to Stage 3	(650,885)
Transfer from Stage 1	392,000
Transfer from Stage 3	57,554
Transfers between classes of loans	(2,780)
Change in PDs, LGDs, EADs	1,341,355
New loans, liquidation and write-offs, net	(285,948)
Exchange differences and others	177
Balances at the end of the period	946,312	513,431
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	513,431
Transfer to Stage 1		(90,915)
Transfer to Stage 3		(43,031)
Transfer from Stage 1		18,691
Transfer from Stage 3		21,996
Transfers between classes of loans		(80)
New loans, liquidation and write-offs, net		(153,370)
Sale of loan portfolio		0
Exchange differences and others		(19)
Acquisition of business		1,779
Balances at the end of the period		513,431
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	848,650	700,865
Transfer to Stage 1	(21,518)	(17,725)
Transfer to Stage 2	(62,822)	(22,807)
Transfer from Stage 1	769,528	307,297
Transfer from Stage 2	1,235,709	166,708
Transfers between classes of loans	(12,672)	448
New loans, liquidation and write-offs, net	(1,115,561)	(296,338)
Sale of loan portfolio	(3,607)	(5,220)
Exchange differences and others	3,588	(481)
Acquisition of business		15,903
Balances at the end of the period	1,641,295	848,650
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	702,959
Transfer to Stage 1	(29,305)
Transfer to Stage 2	(57,554)
Transfer from Stage 1	45,561
Transfer from Stage 2	650,885
Transfers between classes of loans	(8,937)
Change in PDs, LGDs, EADs	1,113,651
New loans, liquidation and write-offs, net	(954,465)
Sale of loan portfolio	(2,332)
Exchange differences and others	2,902
Balances at the end of the period	1,463,365	702,959
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	702,959
Transfer to Stage 1		(16,831)
Transfer to Stage 2		(21,996)
Transfer from Stage 1		80,991
Transfer from Stage 2		43,031
Transfers between classes of loans		1,095
New loans, liquidation and write-offs, net		(255,086)
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,628)
Acquisition of business		12,648
Balances at the end of the period		702,959
Consumer loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,464,745
Transfers between classes of loans	(152,969)
New loans and liquidation, net	(266,593)
Change in PDs, LGDs, EADs	2,263,150
Write-offs	(551,662)
Sale of loan portfolio	(2,332)
Exchange differences and others	10,774
Balances at the end of the period	2,765,113	1,464,745
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	15,282,012	13,333,940
Transfers between classes of loans	(101,430)	(18,413)
New loans and liquidation, net	(530,666)	2,615,163
Write-offs	(531,964)	(747,948)
Sale of loan portfolio	(3,607)	(5,220)
Exchange differences and others	91,630	(10,008)
Acquisition of business		114,498
Balances at the end of the period	S/ 14,205,975	15,282,012
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		2,506
New loans and liquidation, net		275,924
Write-offs		(781,593)
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,823)
Acquisition of business		S/ 16,670